Significant Unobservable Inputs Used in Fair Value Measurements of Natural Gas Basis Swaps (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) $ / Mcf	Dec. 31, 2015 USD ($) $ / Mcf	Dec. 31, 2014 USD ($) $ / Mcf
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivatives asset (liability) | $	$ 26,800	$ 35,800	$ 31,400
Natural Gas
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivatives asset (liability) | $	$ 20,166	$ 23,027
Natural Gas | Basis Swaps Dominion South
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Weighted Average (price per Mcf)	(0.85)	(0.74)
Derivatives asset (liability) | $	$ (6,247)	$ (5,468)
Natural Gas | Basis Swaps Dominion South | Minimum
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Range (price per Mcf)	(0.30)	(0.27)
Natural Gas | Basis Swaps Dominion South | Maximum
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Range (price per Mcf)	(1.02)	(1.08)
Natural Gas | Basis Swaps Texas Gas
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Weighted Average (price per Mcf)	(0.13)	(0.12)
Derivatives asset (liability) | $	$ (1,026)	$ (38)
Natural Gas | Basis Swaps Texas Gas | Minimum
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Range (price per Mcf)	(0.09)	(0.05)
Natural Gas | Basis Swaps Texas Gas | Maximum
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Range (price per Mcf)	(0.13)	(0.17)
Natural Gas | Basis Swaps
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Weighted Average (price per Mcf)			(0.84)
Derivatives asset (liability) | $			$ 1,341
Natural Gas | Basis Swaps | Minimum
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Range (price per Mcf)			(0.27)
Natural Gas | Basis Swaps | Maximum
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Range (price per Mcf)			(1.39)